Cash Flow Adjustments and Changes in Working Capital	12 Months Ended
Jun. 30, 2021
Cash Flow Statement [Abstract]
Cash Flow Adjustments and Changes in Working Capital	Cash Flow Adjustments and Changes in Working Capital

Adjustments	2021 £’000	2020 £’000	2019 £’000
Depreciation, amortisation and impairment of non-financial assets	£25,144	£18,725	£7,900
Foreign exchange (gain) / loss	6,742	(2,162)	(2,224)
Interest income	(84)	(499)	(476)
Fair value movement of financial liabilities	302	49	5,954
Interest expense	2,081	1,893	343
Gain on disposal of non-current assets	(36)	(11)	(23)
Share-based compensation expense	24,427	15,663	12,022
Hyperinflation effect gain	189	(26)	(9)
Research and development tax credit	(2,642)	(1,600)	(1,278)
Gain on sale of subsidiary	—	(2,215)	—
Gain on sublease recognition	—	(472)	—
Gain on right of use assets disposals	(56)	(23)	—
Fair value movement of financial assets	(17)	(30)	—
Grant income	(503)	(670)	(819)
Total adjustments	£55,547	£28,622	£21,390

Net changes in working capital	2021 £’000	2020 £’000	2019 £’000
Increase in trade and other receivables	£(19,083)	£(14,120)	£(16,343)
Increase in trade and other payables	(2,277)	6,361	4,827
Net changes in working capital	£(21,360)	£(7,759)	£(11,516)
Non-Cash Changes Arising from Financing Activities

Borrowings	Beginning of the year £’000	Proceeds from borrowings £’000	Repayment of borrowings £’000	Non-cash foreign exchange £’000	Non-cash Other £’000	End of the year £’000
2019	19,764	3,500	(23,547)	304	—	21
2020	21	—	(21)	—	—	—
2021	—	—	—	—	—	—

Grant received	Beginning of the year £’000	Cash received £’000	Grant income £'000	Non-cash foreign exchange £'000	Non-cash Other £'000	End of the year £'000
2019	(816)	1,786	(819)	(24)	—	127
2020	127	888	(670)	(14)	—	331
2021	331	228	(503)	3	106	165
The grant payable in 2019, 2020 and 2021 were presented in trade and other payables.
The movement in lease liabilities for fiscal years 2021 and 2020 are disclosed in Note 23.